Description of Organization, Business Operations		9 Months Ended		12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Description of Organization, Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION, GOING CONCERN AND BUSINESS OPERATIONS

NextGen Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 11, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (“Business Combination”).

As of January 18, 2021, the Company had not yet commenced operations. All activity for the period from January 11, 2021 (inception) through January 18, 2021 relates to the Company’s formation and the Proposed Public Offering (as defined below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Proposed Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed initial public offering of 35,000,000 units at $10.00 per unit (or 40,250,000 units if the underwriters’ option to purchase additional units is exercised in full) (“Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) which is discussed in Note 3 (the “Proposed Public Offering”) and the sale of 6,333,333 warrants (or 7,033,334 warrants if the underwriters’ option to purchase additional units is exercised in full) at a price of $1.50 per warrant (“Private Placement Warrants”) in a private placement (the “Private Placement”) to the Company’s sponsor, NextGen Sponsor II LLC, a Cayman Islands limited liability company (“Sponsor”), that will close simultaneously with the Proposed Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Proposed Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of any deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Upon the closing of the Proposed Public Offering, management will agree that an amount equal to at least $10.00 per Unit sold in the Proposed Public Offering, including the proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification

(“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Proposed Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to this Proposed Public Offering (the “Initial Shareholders”) will agree to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Proposed Public Offering in favor of a Business Combination. In addition, the Initial Shareholders will agree to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company will agree not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Proposed Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers and directors will agree not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Public Offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (3) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders will agree to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Proposed Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters will agree to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor will agree that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

As of January 18, 2021, the Company had no cash and a working capital deficiency of approximately $65,000. Further, the Company has incurred and is expected to continue to incur significant costs in pursuit of its financing and acquisition plans. Management plans to address this need for capital through the Proposed Public Offering. The Company cannot assure that its plans to raise capital or to consummate an initial Business Combination will be successful. In addition, management is currently evaluating the impact of the COVID-19 pandemic on the industry and effect on the Company’s financial position, results of its operations and/or search for a target company.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from its inability to consummate the Proposed Public Offering or its inability to continue as a going concern.

(1)    Organization and Business Operations

Vieco USA, Inc. (the “Company”) is the holding company of the Virgin Orbit business, focused on the development, manufacture and related technologies of rockets for the purpose of conducting mission launch operations to place payloads into orbit. The Company is a vertically integrated aerospace company pioneering commercial space orbital air pad launch solutions for small satellites across various industries including government, research and education. The development and manufacturing activities are located in Long Beach, California, with a testing facility in Mojave, California. The Company had a successful demo launch in January 2021 and its first successful commercial launch in June 2021 out of Mojave, California. The Company plans to conduct future commercial launches out of Guam and Cornwall.

The Company’s consolidated subsidiaries include VO Holdings, Inc. (“VOH”), Virgin Orbit, LLC, (“Virgin Orbit”), Virgin Orbit UK Limited (“VOUK”), JACM Holdings, Inc. (“JACM”), Ground Station Mexico, S.A. de C.V. (“GSM”), and VOX Space, LLC (“VOX Space”), which is incorporated in the United States. The Company is wholly owned by Vieco 10 Limited, a British Virgin Islands Company (the “Parent Company”).

As of December 31, 2019, the Company owned common stock representing a 51% ownership in Virgin Galactic Holdings, Inc. (“VGH”), a publicly listed company. The Company subsequently distributed its 51% ownership in VGH to the Parent Company, such that the Company does not have any ownership in VGH as of December 31, 2020. The Company did not receive any consideration from the Parent Company for distributing the 51% ownership in VGH.

On January 13, 2021, Galactic Ventures, LLC (“GV LLC”), a subsidiary of the Company, merged with and into the Company with the Company being the surviving entity which directly controls VOH (collectively, with the distribution of the Company’s ownership in VGH to the Parent Company, the “Restructuring”). The assets and liabilities and results of operations of VGH have been excluded from these condensed consolidated financial statements. Refer to Note 2 — Summary of Significant Accounting Policies of the Company’s audited consolidated financial statements as of and for the years ended December 31, 2020 and 2019 (“Annual Report”) for further information.

Upon the Restructuring, the Parent Company contributed the outstanding principal of and accrued unpaid interest payable under a revolving loan facility (“RLF”) that GV LLC had owed prior to the Restructuring as a capital contribution to the Company for no consideration or shares issued. As a result, the RLF was extinguished and there was no outstanding principal and accrued unpaid interest as of September 30, 2021. Refer to Note 9 — Long-Term Debt.

Liquidity and Going Concern

The Company’s cash and cash equivalents were $31.2 million and $22.4 million as of September 30, 2021 and December 31, 2020, respectively. While the Company began generating revenues related to launch services in 2021, it is still dependent on Corvina Holdings Limited (“Corvina”), the intermediate holding company of the Parent Company, for continued support to fund operations, without which the Company would not be able to pay its liabilities and obligations as they come due, and would need to curtail its operations.

On November 8, 2021, Corvina agreed to provide financial support to the Company sufficient for it to satisfy its liabilities and obligations as they come due, and will satisfy, on a timely basis all liabilities and obligations of the Company that the Company is unable to satisfy when due, up to an amount of $226 million (being the amount required under the current business plan over and above cash already held in the Company in the amount of $20.2 million as of November 6, 2021 until the earlier of 1) November 30, 2022, and 2) the date on which the Company obtains adequate third-party funding required to satisfy the above obligations through November 30, 2022 (including, without limitation, through a merger or similar transaction that results in a direct or indirect parent company of the Company having funds required to satisfy the above through November 30, 2022).

On April 21, 2021, the Parent Company’s board of directors unanimously approved the pursuit of a merger transaction involving the Company and NextGen Acquisition Corp. II (“NextGen”), a special purpose acquisition company (“SPAC”) that would result in the Company being a wholly owned subsidiary of NextGen (the “Transaction”).

On August 22, 2021, the Company and the SPAC entered into an agreement and plan of merger (the “Merger Agreement”) for the Transaction. In connection with the Transaction, VOH is expected to merge with and into the Company with the Company being the surviving entity. The Company is also expected to receive between approximately $175 million to $425 million of net proceeds from NextGen and a private investment in a public entity (“PIPE”) transaction (“PIPE Financing”) upon the closing of the Transaction. The amount of cash that will ultimately be available to the Company upon consummation of the Transaction and the PIPE Financing will depend upon the amount of cash that NextGen will be required to expend from its trust account in connection with the closing of the Transaction in order to redeem shares held by NextGen’s public shareholders.

Global Pandemic

On March 11, 2020, the World Health Organization characterized the outbreak of the coronavirus disease (“COVID-19”) as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of COVID-19 in regions throughout the world. These actions include travel bans, quarantines, “stay-at-home” orders, and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.

Consistent with the actions taken by governmental authorities, including California and District of Columbia, where most of the Company’s workforce is located, the Company has taken steps to protect its workforce and support community efforts. As part of these efforts, and in accordance with applicable government directives, the Company initially reduced and then temporarily suspended on-site operations for one week at its facilities in Long Beach, California in late March 2020. Starting late March 2020, approximately two-thirds of the Company’s workforce and contractors were able to complete their duties from home. As government authorities had classified the Company’s business as part of the nation’s critical infrastructure, the remaining one-third of the Company’s workforce was able to resume on-site operations, under revised operational and manufacturing plans that conform to the latest COVID-19 health precautions. This includes universal facial covering requirements, rearranging facilities to follow social distancing protocols, conducting active daily temperature checks and undertaking regular and thorough disinfecting of surfaces and tools, and regular testing of the Company’s employees and contractors for COVID-19 on a regular basis.

The COVID-19 pandemic and the continuing precautionary measures taken have adversely impacted the Company’s operational efficiency and caused delays in operational activities. The ongoing impact will depend on the duration of the pandemic, which is being mitigated by advances in the treatment of the disease, prevention efforts including vaccines, broad government measures to contain the spread of the virus, and related government stimulus measures. However, should the Company experience sustained impact from the pandemic, additional actions such as cost reduction measures, may need to be implemented.

As of the date of the issuance of these condensed consolidated financial statements, most of the Company’s employees whose work requires them to be in its facilities are now back on-site, but the Company experienced, and expects to continue to experience, reductions in operational efficiency due to illness from COVID-19 and precautionary actions taken related to COVID-19.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

NextGen Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 11, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

As of September 30, 2021, the Company had not yet commenced operations. All activity for the period from January 11, 2021 (inception) through September 30, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.

As of September 30, 2021, the Company’s wholly owned subsidiary, Pulsar Merger Sub, Inc., had not commenced operations and had no (or nominal) assets or liabilities.

The Company’s sponsor is NextGen Sponsor II LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 22, 2021. On March 25, 2021, the Company consummated its Initial Public Offering of 35,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $350.0 million (see Note 3), and incurring offering costs of approximately $19.7 million, of which approximately $12.3 million was for deferred underwriting commissions (see Note 6). The Company granted the underwriters a 45-day option to purchase up to an additional 5,250,000 Units at the Initial Public Offering price to cover over-allotments, if any. On April 9, 2021, the Underwriters partially exercised the over-allotment option and on April 13, 2021, purchased an additional 3,259,457 Units from the Company (the “Over-Allotment Units”), generating gross proceeds of $32,594,570, and forfeited the remainder of the option.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,333,333 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of $9.5 million (see Note 4). In connection with the Underwriters’ partial exercise of their over-allotment option, the Sponsor purchased an additional 434,594 Private Placement Warrants (the “Additional Private Placement Warrants”), generating gross proceeds to the Company of approximately $651,891.

Upon the closing of the Initial Public Offering and the Private Placement, $350.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee and invested in United States government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below. In connection with the closing and sale of the Over-Allotment Units and the Additional Private Placement Warrants (together, the “Over-Allotment Closing”), a total of $32,594,570 in proceeds from the Over-Allotment Closing (which amount includes $1,140,810 of the Underwriters’ deferred discount) was placed in the Trust Account.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares were recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to this Initial Public Offering (the “Initial Shareholders”) agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers and directors agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 25, 2023 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (3) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Initial Shareholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Virgin Orbit Business Combination

On August 22, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), with Pulsar Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Vieco USA, Inc., a Delaware corporation (“Vieco USA”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Virgin Orbit Business Combination”):

(i)     at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, Merger Sub will merge with and into Vieco USA, the separate corporate existence of Merger Sub will cease and Vieco USA will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);

(ii)    in the event that the Vieco Cash Election (as defined below) is not exercised, as a result of the Merger, among other things, each share of common stock of Vieco USA that is issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) (other than in respect of Excluded Shares (as defined in the Merger Agreement)) will be cancelled and converted into the right to receive a number of shares of common stock, par value $0.0001 per share, of Virgin Orbit Holdings, Inc. (“Virgin Orbit Common Stock”) equal to the Exchange Ratio (as defined in the Merger Agreement) (the “Stock Consideration”);

(iii)   in the event the amount of cash available in the Trust Account (as defined below), after deducting any redemptions by the Company’s shareholders, plus the PIPE Investment Amount (as defined in the Merger Agreement) exceeds $500,000,000 (such excess amount, the “Available Cash Consideration Amount”), then Vieco USA may, prior to the Election Deadline (as defined in the Merger Agreement), elect that holders of common stock of Vieco USA receive in exchange for shares of common stock of Vieco USA a portion of the consideration payable under the Merger Agreement in cash, in lieu of shares of Virgin Orbit Common Stock, up to the amount of the Available Cash Consideration Amount (the “Vieco Cash Election” and, such amount of cash consideration, the “Cash Consideration”). If the Vieco Cash Election is exercised by Vieco USA prior to the Election Deadline, then at the Effective Time, each share of common stock of Vieco USA that is issued and outstanding immediately prior to the Effective Time (other than in respect of Excluded Shares) will be cancelled and converted into the right to receive (a) the applicable portion of the Cash Consideration and (b) the applicable portion of the Stock Consideration, as reduced to account for the Cash Consideration;

(iv)   the Company will change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware and change its name to “Virgin Orbit Holdings, Inc.”

The board of directors of the Company has unanimously (i) approved and declared advisable the Merger Agreement, the Virgin Orbit Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of the Company.

Concurrently with the execution of the Merger Agreement, the Company entered into initial subscription agreements (the “Initial Subscription Agreements”) with certain investors (collectively, the “Initial PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 10,000,000 shares of the Virgin Orbit Common Stock for an aggregate purchase price equal to $100,000,000 (the “Initial PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor and certain additional investors (which may include mutual funds and existing shareholders of the Company). Under the Merger Agreement, the Company may enter into subsequent subscription agreements (together with the Initial Subscription Agreements, the “Subscription Agreements”) with certain investors (collectively with the Initial PIPE Investors, the “PIPE Investors”) on substantially similar terms to the Initial Subscription Agreements, subject to the consent of Vieco USA (any such subsequent investments, together with the Initial PIPE Investment, the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.

The consummation of the proposed Virgin Orbit Business Combination is subject to certain conditions as further described in the Merger Agreement.

For further details on the contemplated merger, please see the Form 8-K filed with the SEC on August 23, 2021, and the prospectus/proxy statement included in the Registration Statement on Form S-4 that the Company has filed with the SEC relating to the proposed Virgin Orbit Business Combination (the “Virgin Orbit Disclosure Statement”). Unless specifically stated, this Quarterly Report does not give effect to the proposed Virgin Orbit Business Combination and does not contain the risks associated with the proposed Virgin Orbit Business Combination. Such risks and effects relating to the proposed Virgin Orbit Business Combination is included in the Virgin Orbit Disclosure Statement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Liquidity and Going Concern

As of September 30, 2021, the Company had approximately $3,000 in its operating bank account and a working capital deficit of approximately $372,000.

To date, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Sponsor in exchange for the issuance of the Founder Shares (as defined below), the loan under the promissory note from the Sponsor of $300,000 (see Note 5) to the Company and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the promissory note upon closing of the Initial Public Offering. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and Initial Shareholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 5).

On August 12, 2021, the Company issued a promissory note, pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000. The promissory note is non-interest bearing and payable on the earlier of (i) March 25, 2023 and (ii) the effective date of a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination. As of September 30, 2021, there was $770,000 outstanding under the promissory note.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Updated (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, management has determined that the Company does not have sufficient liquidity to meet its obligations in the next twelve months. These conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

VIECO USA, Inc. [Member]
Description of Organization, Business Operations [Line Items]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

(1)    Organization and Business Operations

Vieco USA, Inc. (the “Company”) is the holding company of the Virgin Orbit business, focused on the development, manufacture and related technologies of rockets for the purpose of conducting mission launch operations to place payloads into orbit. The Company is a vertically integrated aerospace company pioneering commercial space orbital air-pad launch solutions for small satellites across various industries including government, research and education. The development and manufacturing activities are located in Long Beach, California, with a testing facility in Mojave, California. The Company had its first successful demo and commercial launches out of Mojave, California and plans to conduct commercial launches out of Guam and Cornwall.

The Company’s consolidated subsidiaries include VO Holdings, Inc. (“VOH”), Virgin Orbit, LLC, (“Virgin Orbit”), Virgin Orbit UK Limited (“VOUK”), JACM Holdings, Inc. (“JACM”), Ground Station Mexico, S.A. de C.V. (“GSM”), and VOX Space, LLC (“VOX Space”), which is incorporated in the United States. The Company is wholly owned by Vieco 10 Limited, a British Virgin Islands Company (the “Parent Company”).

As of December 31, 2019, the Company owned common stock representing a 51% ownership in Virgin Galactic Holdings, Inc. (“VGH”), a publicly listed company. The Company subsequently distributed its 51% ownership in VGH to the Parent Company, such that the Company does not have any ownership in VGH as of December 31, 2020. The Company did not receive any consideration from the Parent Company for distributing the 51% ownership in VGH. On January 13, 2021, Galactic Ventures, LLC (“GV LLC”), a subsidiary of the Company, merged with and into the Company with the Company being the surviving entity which directly controls VOH (collectively, with the distribution of the Company’s ownership in VGH to the Parent Company, the “Restructuring”). The assets and liabilities and results of operations of VGH have been excluded from these consolidated financial statements. Refer to Note 2 — Summary of Significant Accounting Policies — Basis of Presentation for further information.

Liquidity and Going Concern

The Company’s cash and cash equivalents were $22.4 million and $149.0 million as of December 31, 2020 and 2019, respectively. While the Company began generating launch service revenues in 2021, it is still dependent on Corvina Holdings Limited (“Corvina”) the intermediate holding company of the Parent Company, for continued support to fund operations, without which the Company would not be able to pay its liabilities and obligations as they come due and would need to curtail its operations.

On June 14, 2021, Corvina agreed to provide financial support to the Company sufficient for it to satisfy its liabilities and obligations as they come due, and will satisfy, on a timely basis all liabilities and obligations of the Company that the Company is unable to satisfy when due, up to an amount of $202.0 million (being the amount required under the current business plan over and above cash already held in the Company in the amount of $20.0 million as of June 14, 2021) until the earlier of 1) July 31, 2022, and 2) the date on which the Company obtains adequate third-party funding required to satisfy the above obligations through July 31, 2022 (including, without limitation, through a merger or similar transaction that results in a direct or indirect parent company of the Company having funds required to satisfy the above through July 31, 2022).

On April 21, 2021, the Parent Company’s board of directors unanimously approved the pursuit of a merger transaction involving the Company and NextGen Acquisition Corp. II (“NextGen”), a special purpose acquisition company (“SPAC”) that would result in the Company being a wholly owned subsidiary of NextGen (the “Transaction”). In connection with the Transaction, VOH is expected to merge with and into the Company with the Company being the surviving entity. The Company is also expected to receive approximately $500.0 million in cash consideration from NextGen and a private investment in a public entity (“PIPE”) transaction upon the closing of the Transaction. The cash consideration expected to be received by the Company is estimated before giving effect to the payment of transaction costs incurred in connection with the Transaction and assumes that no public stockholders of NextGen exercise their redemption rights with respect to their public shares of NextGen’s Class A ordinary shares for a pro rata share of the funds in the trust account of NextGen prior to the closing of the Transaction.

Global Pandemic

On March 11, 2020, the World Health Organization characterized the outbreak of the coronavirus disease (“COVID-19”) as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of COVID-19 in regions throughout the world. These actions include travel bans, quarantines, “stay-at-home” orders, and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.

Consistent with the actions taken by governmental authorities, including California and District of Columbia, where most of the Company’s workforce is located, the Company has taken steps to protect its workforce and support community efforts. As part of these efforts, and in accordance with applicable government directives, the Company initially reduced and then temporarily suspended on-site operations for one week at its facilities in Long Beach, California in late March 2020. Starting late March 2020, approximately two-thirds of the Company’s workforce and contractors were able to complete their duties from home. As government authorities had classified the Company’s business as part of the nation’s critical infrastructure, the remaining one-third of the Company’s workforce was able to resume on-site operations, under revised operational and manufacturing plans that conform to the latest COVID-19 health precautions. This includes universal facial covering requirements, rearranging facilities to follow social distancing protocols, conducting active daily temperature checks and undertaking regular and thorough disinfecting of surfaces and tools, and regular testing of the Company’s employees and contractors for COVID-19.

The COVID-19 pandemic and continuing precautionary measures taken have adversely impacted the Company’s operational efficiency and caused delays in operational activities. The ongoing impact will depend on the duration of the pandemic, which is being mitigated by advances in the treatment of the disease, prevention efforts including vaccines, broad government measures to contain the spread of the virus, and related government stimulus measures. However, should the Company experiences sustained impact from the pandemic, additional actions such as cost reduction measures may need to be implemented.

As of the date of the issuance of these consolidated financial statements, most of the Company’s employees whose work requires them to be in its facilities are now back on-site, but the Company experienced, and expects to continue to experience, reductions in operational efficiency due to illness from COVID-19 and precautionary actions taken related to COVID-19.